ACCOUNTING POLICIES - RECONCILIATION IFRS16 (Details) R$ in Thousands	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 24, 2017 BRL (R$)	Aug. 24, 2017 USD ($)	Jul. 24, 2017 BRL (R$)	Jul. 24, 2017 USD ($)	Apr. 25, 2017 BRL (R$)	Apr. 25, 2017 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 181,563,940	$ 184,099,000	$ 0	R$ 4,570	$ 1,179,000	R$ 4,220	$ 1,089,000	R$ 23,615	$ 6,094,000
Non-current lease liabilities	142,738,000		2,369,000
Current lease liabilities	52,027,000		3,158,000
Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	134,920,000		2,369,000
Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	134,920,000		3,158,000
Increase (decrease) due to changes in accounting policy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	181,564,000		$ 189,897,000
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	184,099,000
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member] | Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	132,551,000
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member] | Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 51,548,000